Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Vessel revenue	$ 94,859	$ 77,710	$ 35,983
Commissions	(3,339)	(2,876)	(1,321)
Vessel revenue, net	91,520	74,834	34,662
Expenses:
Voyage expenses	(40,184)	(34,949)	(21,008)
Vessel operating expenses	(20,742)	(19,598)	(14,251)
Management fees	(1,042)	(1,016)	(895)
General and administration expenses	(6,500)	(5,081)	(4,134)
Amortization of deferred dry-docking costs	(634)	(870)	(556)
Depreciation	(10,876)	(10,518)	(8,531)
Impairment loss	(7,267)	0	0
Operating income/ (loss)	4,275	2,802	(14,713)
Other income / (expenses), net:
Interest and finance costs	(16,415)	(12,277)	(7,235)
Interest and finance costs - related party	(8,881)	(5,122)	(2,616)
Gain on debt refinancing	0	11,392	0
Interest and other income	83	47	20
Foreign currency exchange losses, net	(104)	(77)	(45)
Total other expenses, net	(25,317)	(6,037)	(9,876)
Net loss before income taxes	(21,042)	(3,235)	(24,589)
Income taxes	(16)	0	(34)
Net loss	$ (21,058)	$ (3,235)	$ (24,623)
Net loss per common share
Basic (in dollars per share)	$ (8.40)	$ (1.35)	$ (17.97)
Weighted average common shares outstanding
Basic (in shares)	2,507,087	2,389,719	1,370,200